INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORIES [Text Block]

12. INVENTORIES

	As at December 31,
	2024	2023
Current:
Sulphide ore stockpiles	76,696	57,678
Copper contained in concentrate	14,932	17,356
Molybdenum concentrate	642	711
Materials and supplies	46,620	47,197
	138,890	122,942
Long term:
Oxide ore stockpiles	39,586	17,554
	178,476	140,496

No adjustments to net realizable value were recorded for the year ended December 31, 2024. For the year ended December 31, 2023, the Company recorded a write-down of $7,613 to adjust the carrying value of ore stockpiles to lower of cost and net realizable value of which $1,695 is recorded in depletion and amortization and the balance in production costs.